LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Communications - 12.4%
Cable & Satellite - 2.7%
Liberty Global plc - Series C (a)	771,091	$ 15,298,445

Internet Media & Services - 9.7%
Expedia Group, Inc. (a)	197,747	21,433,797
Uber Technologies, Inc. (a)	730,058	34,480,640
		55,914,437
Consumer Discretionary - 12.0%
Apparel & Textile Products - 0.5%
Hanesbrands, Inc.	582,329	3,057,227

Automotive - 3.3%
Adient plc (a)	135,833	5,320,579
Lear Corporation	94,249	13,580,338
		18,900,917
E-Commerce Discretionary - 3.5%
eBay, Inc.	442,838	19,830,286

Home & Office Products - 2.5%
Whirlpool Corporation	100,349	14,044,846

Retail - Discretionary - 2.2%
Lithia Motors, Inc.	41,482	12,777,286

Energy - 4.7%
Oil & Gas Producers - 4.7%
Suncor Energy, Inc.	790,610	26,785,867

Financials - 15.6%
Asset Management - 6.4%
Affiliated Managers Group, Inc.	75,579	10,128,342
Ameriprise Financial, Inc.	78,191	26,395,718
		36,524,060
Insurance - 4.3%
Assurant, Inc.	95,139	13,255,717
Primerica, Inc.	57,626	11,580,521
		24,836,238
Specialty Finance - 4.9%
AerCap Holdings N.V. (a)	273,210	16,807,879
Air Lease Corporation	192,491	7,845,933
Bread Financial Holdings, Inc.	84,157	3,162,620
		27,816,432

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Health Care - 10.8%
Health Care Facilities & Services - 10.8%
Centene Corporation (a)	288,331	$ 17,775,606
Cigna Group (The)	83,076	22,950,576
HCA Healthcare, Inc.	75,757	21,007,416
		61,733,598
Industrials - 7.1%
Industrial Support Services - 7.1%
United Rentals, Inc.	85,636	40,808,979

Materials - 6.0%
Chemicals - 3.5%
Celanese Corporation	158,083	19,975,368

Containers & Packaging - 2.5%
Berry Global Group, Inc.	224,047	14,639,231

Technology - 28.2%
Semiconductors - 5.2%
Broadcom, Inc.	32,132	29,654,302

Software - 4.1%
Concentrix Corporation	78,258	6,247,336
Gen Digital, Inc.	840,479	17,019,700
		23,267,036
Technology Hardware - 14.4%
Arrow Electronics, Inc. (a)	125,002	16,679,017
CommScope Holding Company, Inc. (a)	319,608	1,067,491
F5, Inc. (a)	95,106	15,565,048
Flex Ltd. (a)	816,752	22,534,187
TD SYNNEX Corporation	94,612	9,626,771
Western Digital Corporation (a)	378,049	17,012,205
		82,484,719
Technology Services - 4.5%
Global Payments, Inc.	205,063	25,979,431

Utilities - 2.6%
Electric Utilities - 2.6%
NRG Energy, Inc.	390,097	14,648,142

Total Common Stocks (Cost $430,329,066)		$ 568,976,847

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.5%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.25% (b) (Cost $2,696,234)	2,696,234	$ 2,696,234

Investments at Value - 99.9% (Cost $433,025,300)		$ 571,673,081

Other Assets in Excess of Liabilities - 0.1%		576,954

Net Assets - 100.0%		$ 572,250,035

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2023.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)

COMMON STOCKS - 94.9%	Shares	Value
Canada - 11.6%
Fairfax Financial Holdings Ltd.	749	$ 617,559
Linamar Corporation	4,282	224,678
Suncor Energy, Inc.	15,720	532,594
		1,374,831
Finland - 1.7%
Konecranes OYJ	5,855	202,211

France - 20.2%
ALD S.A.	38,392	371,340
Bollore SE	86,952	514,635
Elis S.A.	15,433	294,702
Rexel S.A.	20,151	472,743
SPIE S.A.	11,510	344,767
Teleperformance	2,960	409,215
		2,407,402
Germany - 1.1%
Auto1 Group SE (a)	15,714	131,699

Hong Kong - 3.7%
CK Hutchison Holdings Ltd.	79,854	]435,204

Isle of Man - 3.4%
Entain plc	27,530	402,664

Japan - 13.1%
Air Water, Inc.	16,239	204,312
Kinden Corporation	14,326	196,931
Kyudenko Corporation	5,065	155,890
Nintendo Company Ltd. - ADR	48,785	520,536
SK Kaken Company Ltd.	605	29,345
Sony Group Corporation	5,501	457,749
		1,564,763
Luxembourg - 1.2%
Ardagh Metal Packaging S.A.	41,363	148,493

Netherlands - 16.9%
AerCap Holdings N.V. (a)	8,421	518,060
CNH Industrial N.V.	32,705	450,675
Euronext N.V.	6,575	474,917
Exor N.V.	6,439	570,148
		2,013,800
South Korea - 4.3%
Samsung Electronics Company Ltd.	403	508,989

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.9% (Continued)	Shares	Value
Spain - 2.4%
Grupo Catalana Occidente S.A.	8,462	$ 280,782

Sweden - 0.6%
Intrum AB	10,822	68,321

Switzerland - 4.6%
Julius Baer Group Ltd.	7,893	547,849

United Kingdom - 10.1%
Ashtead Group plc	7,874	549,264
Babcock International Group plc (a)	36,444	178,226
Liberty Global plc - Series C (a)	23,898	474,136
		1,201,626

Total Common Stocks (Cost $11,233,263)		$ 11,288,634

PREFERRED STOCKS - 3.8%	Shares	Value
Germany - 3.8%
Volkswagon AG, 8.760% (Cost $520,599)	3,758	$ 460,169

MONEY MARKET FUNDS - 1.1%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.25% (b) (Cost $131,572)	131,572	$ 131,572

Investments at Value - 99.8% (Cost $11,885,434)		$ 11,880,375

Other Assets in Excess of Liabilities - 0.2%		18,946

Net Assets - 100.0%		$ 11,899,321

AB	- Aktiebolag
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
OYJ	- Julkinen Osakeyhtio
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2023.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2023 (Unaudited)

Common and Preferred Stocks by Sector/Industry	% of Net Assets
Communications - 9.4%
Cable & Satellite	4.0%
Entertainment Content	4.3%
Internet Media & Services	1.1%
Consumer Discretionary - 12.2%
Automotive	5.7%
Leisure Facilities & Services	3.4%
Retail - Discretionary	3.1%
Consumer Staples - 3.7%
Retail - Consumer Staples	3.7%
Energy - 4.5%
Oil & Gas Producers	4.5%
Financials - 25.9%
Asset Management	9.4%
Institutional Financial Services	4.0%
Insurance	7.6%
Specialty Finance	4.9%
Industrials - 23.9%
Commercial Support Services	2.5%
Engineering & Construction	5.8%
Industrial Support Services	8.6%
Machinery	5.5%
Transportation & Logistics	1.5%
Materials - 3.2%
Chemicals	2.0%
Containers & Packaging	1.2%
Technology - 15.9%
Technology Hardware	12.5%
Technology Services	3.4%
98.7%